Long-Term Debt	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Long-Term Debt
17. Long-Term Debt

	December 31 2019 $	December 31 2018 $

Revolving credit facilities	448.0	528.6
Notes payable	88.7	76.8
Term loan	308.5	308.8
Software financing obligations	15.7	19.5

	860.9	933.7
Less current portion	46.9	48.5

Long-term portion	814.0	885.2
Notes payable
Notes payable consists primarily of notes payable for acquisitions (note 7). The weighted average rate of interest on the notes payable at December 31, 2019, was 2.7% (2018 – 3.16%). Notes payable may be supported by promissory notes and are due at various times from 2020 to 2022. The aggregate maturity value of the notes at December 31, 2019, was $90.7 (2018 – $78.2). At December 31, 2019, $4.2 (US$3.2) (2018 – $23.2 (US$17.0)) of the notes’ carrying amount was payable in US funds, $52.0 (AU$57.1) (2018 – nil) was payable in Australian funds, and $23.2 (2018 – $32.9) was payable in other foreign currencies.
Revolving credit facilities and term loan
On July 19, 2019, the Company amended its syndicated senior credit facilities (Credit Facilities) which consist of a senior revolving credit facility in the maximum amount of $800.0 and senior term loans of $310.0 in two tranches. The amendment changed certain terms and conditions, including extending the maturity date of its revolving credit facility by one year (expires on June 27, 2024) and reducing the interest rate spreads that are applicable based on the Company’s leverage ratio. Additional funds can be accessed subject to approval and under the same terms and conditions. As a result of the amendment, access to these additional funds increased from $400.0 to $600.0. The amendment to the terms and conditions was not considered to be substantial. As such, the amendment was accounted for as a debt modification. The revolving credit facility and the term loans may be repaid from time to time at the option of the Company. The two tranches of the term loan were drawn in Canadian funds of $150.0 (due on June 27, 2022) and $160.0 (due on June 27, 2023).
At December 31, 2019, $448.0 of the revolving credit facility was payable in Canadian funds. At December 31, 2018, $515.0 of the revolving credit facility was payable in Canadian funds and $13.6 (US$10.0) was payable in US funds. As at December 31, 2019 and 2018, the entire term loan was payable in Canadian funds. The average interest rate applicable at December 31, 2019, for the Credit Facilities was 3.77% (2018 – 4.53%).
The funds available under the revolving credit facility are reduced by any outstanding letters of credit issued pursuant to the facility agreement. At December 31, 2019, the Company had issued outstanding letters of credit that expire at various dates before January 2021, are payable in various currencies, and total $49.9 (2018 – $48.0). These letters of credit were issued in the normal course of operations, including the guarantee of certain office rental obligations. At December 31, 2019, $282.6 (2018 – $223.4) was available in the revolving credit facility for future activities.

At December 31, 2019, $33.3 (2018 – $23.8) in additional letters of credit outside of the Company’s revolving credit facility was issued and outstanding. These were issued in various currencies. Of these letters of credit, $18.7 (2018 – $14.7) expire at various dates before January 2021 and $14.6 (2018 – $9.1) have open-ended terms.
Software financing obligations
The Company has financing obligations for software (included in intangible assets) bearing interest at rates ranging from 1.4% to 5.25%. These obligations expire at various dates before May 2022.
Surety facilities
The Company has surety facilities, primarily related to Construction Services, to accommodate the issuance of bonds for certain types of project work. At December 31, 2019, the Company had issued $392.1 in bonds under these surety facilities: $3.3 (2018 – $3.5) in Canadian funds, $386.2 (US$297.3) (2018 – $791.4 (US$580.2)) in US funds, and $2.6 (2018 – $4.7) in other foreign currencies. These bonds expire at various dates before July 2024. Although the Company remains obligated for these instruments, the purchaser of the Construction Services business has indemnified the Company for any obligations that may arise from these bonds (note 8).